Other Expense, Net - Other Expense, Net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Expense, Nonoperating [Abstract]
Impairment and loss on sale of equity-accounted investment	$ 347	$ 700
Restructuring and impairments	269	58
Net (gains) losses on investments	(32)	6
Gain on sale of business		(524)
Other expense, net	$ 584	$ 240